Transactions and Balances with Interested and Related Parties (Details) - Schedule of related party transactions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of related party transactions [Abstract]
Subcontracted work and consulting	$ 672	$ 722	$ 660
Share-based payments to service provider	67	37	43
Total	739	759	$ 703
Other accounts payable	70	67
Balance total	$ 70	$ 67